As filed with the Securities and Exchange Commission on August 14, 2018

Securities Act File No. 333-225357

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment
No. __	[ ]
Post-Effective Amendment
No. 1	[X]
(Check appropriate box or boxes)

The Marsico Investment Fund

(Exact Name of Registrant as Specified in Charter)

1200 17th Street, Suite 1600

Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-860-8686

The Corporation Trust Company

The Marsico Investment Fund

Corporation Trust Center 1209 Orange Street

Wilmington, Delaware 19802

(Name and Address of Agent for Service of Process)

Copies to: Anthony H. Zacharski, Esq. Dechert LLP 90 State House Square Hartford, Connecticut 06103 (860) 524-3937

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares of beneficial interest have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting tax matters in connection with the reorganization of the Marsico Flexible Capital Fund into the Marsico Global Fund, each a series of the Registrant, as required by Item 16(12) of Form N-14. No other part of the Registration Statement is amended or superseded hereby. Parts A and B of this Registration Statement are incorporated by reference to the Information Statement/Prospectus and Statement of Additional Information which were filed on EDGAR on June 29, 2018 (File No. 333-225357).

The Marsico Investment Fund

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article IX, Section 2, of the Registrant’s Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Article IX, Section 2 of the Trust Instrument provides in part that every person who is, or has been, a Trustee, officer, employee, manager, or agent of the Trust (including certain specifically defined persons) (each a “Covered Person”) shall be indemnified by the Trust against liability and all expenses reasonably incurred or paid by such Covered Person in connection with any claim, action, suit, or proceeding in which such person becomes involved by virtue of being or having been a Covered Person unless: (i) such Covered Person was adjudicated to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the person’s office, or was adjudicated not to have acted in good faith in the reasonable belief that the Covered Person’s action was in or not opposed to the best interests of the Trust; or (ii) in the event of a Settlement unless one of the conditions set forth in the Trust Instrument is satisfied. Indemnification agreements with certain current or former Trustees further address the Trust’s indemnification obligations to those Covered Persons.

Section 5 of the Amended and Restated Distribution Agreement between the Registrant and UMB Distribution Services, LLC provides for indemnification of UMB Distribution Services, LLC, in connection with certain claims and liabilities to which UMB Distribution Services, LLC, in its capacity as Registrant’s Distributor, may be subject. A copy of the Amended and Restated Distribution Agreement is incorporated by reference herein as Exhibit (e). Article V. B. of the Amended and Restated Transfer Agent Agreement between the Registrant and UMB Fund Services, Inc. similarly provides for indemnification of UMB Fund Services, Inc. in connection with certain claims and liabilities to which UMB Fund Services, Inc., in its capacity as Registrant’s Transfer Agent, may be subject. A copy of the Amended and Restated Transfer Agency Agreement is incorporated by reference herein as Exhibit (h)(4).

ITEM 16. EXHIBITS

(1)	Trust Instrument

	(i)	Trust Instrument - Incorporated by reference to Exhibit (1)(a) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on October 1, 1997.

	(ii)	Amended Schedule A to the Trust Instrument – Incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

	(iii)	Certificate of Trust – Incorporated by reference to Exhibit (1)(b) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on October 1, 1997.

	(iv)	Amendment to Trust Instrument dated May 14, 2014 – Incorporated by reference to Exhibit (a)(4) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

	(v)	Amendment to Trust Instrument dated August 12, 2015 – Incorporated by reference to Exhibit (a)(5) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(2)	By-Laws

	(i)	By-Laws - Incorporated by reference to Exhibit (2) to the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on October 1, 1997.

(3)	Voting Trust Agreement—Not Applicable

(4)	Agreement and Plan of Reorganization – Incorporated by reference to Exhibit (4) to the Registrant’s Registration Statement on Form N-14 (File No. 333-225357) filed with the Securities and Exchange Commission on June 1, 2018.

(5)	Instruments defining the rights of holders of the securities being registered – included in relevant portions of the Amended Trust Instrument and By-Laws of the Registrant.

(6)	Investment Advisory Contracts

	(i)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Focus Fund – Incorporated by reference to Exhibit (d)(1) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

	(ii)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Growth Fund – Incorporated by reference to Exhibit (d)(2) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

	(iii)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico 21st Century Fund – Incorporated by reference to Exhibit (d)(3) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

	(iv)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico International Opportunities Fund – Incorporated by reference to Exhibit (d)(4) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

	(v)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Flexible Capital Fund – Incorporated by reference to Exhibit (d)(5) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

	(vi)	Amended Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Global Fund – Incorporated by reference to Exhibit (d)(6) to the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2016.

(7)	Underwriting Contracts

	(i)	Amended and Restated Distribution Agreement - Incorporated by reference to Exhibit (e) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

	(ii)	Amended and Restated Schedule A to the Amended and Restated Distribution Agreement - Incorporated by reference to Exhibit (e)(2) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

	(iii)	Amended and Restated Schedule A to the Amended and Restated Distribution Agreement – Incorporated by reference to Exhibit (e)(3) to the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2013.

	(iv)	Second Amended and Restated Schedule B to the Amended and Restated Distribution Agreement – Incorporated by reference to Exhibit (e)(4) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

	(v)	Standard Dealer Agreement (FINRA-regulated) – Incorporated by reference to Exhibit (m)(2)(a) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

	(vi)	Standard Dealer Agreement (exempt) – Incorporated by reference to Exhibit (m)(2)(b) to the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 29, 2015.

(8)	Marsico Investment Fund Trustees Deferred Fee Plan - Incorporated by reference to Exhibit (f) to the Post-Effective Amendment No. 14 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 31, 2006.
(9)	Custodian Agreement

	(i)	Custodian Agreement - Incorporated by reference to Exhibit (8) to the Pre-Effective Amendment No. 2 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 12, 1997.

	(ii)	Amendment to Custodian Agreement - Incorporated by reference to Exhibit (g)(2) to the Post-Effective Amendment No. 8 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 28, 2002.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan

(i)

Second Amended and Restated Distribution and Service Plan – Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2018.

	(ii)	Rule 18f-3 Plan—Not Applicable

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters – Incorporated by reference to Exhibit (11) to the Registrant’s Registration Statement on Form N-14 (File No. 333-225357) filed with the Securities and Exchange Commission on June 29, 2018.

(12)	Opinion and Consent of Dechert LLP regarding tax matters – filed herewith.

(13)	Other Material Contracts

	(i)	Amended and Restated Administration Agreement - Incorporated by reference to Exhibit (h)(1) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

	(ii)	Amendment to Amended and Restated Administration Agreement - Incorporated by reference to Exhibit (h)(2) to the Post-Effective Amendment No. 11 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2004.

	(iii)	Amended and Restated Schedule A to the Amended and Restated Administration Agreement - Incorporated by reference to Exhibit (h)(3) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

	(iv)	Amended and Restated Schedule A to the Amended and Restated Administration Agreement – Incorporated by reference to Exhibit (h)(4) to the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2013.

	(v)	Amended and Restated Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(2) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

	(vi)	Addendum to Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(3) to the Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 27, 2002.

	(vii)	Addendum to Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(5) to the Post-Effective Amendment No. 11 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2004.

	(viii)	Amended and Restated Schedule C to the Amended and Restated Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(6) to the Post-Effective Amendment No. 12 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on November 29, 2004.

	(ix)	Amended and Restated Schedule A to the Amended and Restated Transfer Agency Agreement - Incorporated by reference to Exhibit (h)(8) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

	(x)	Amended and Restated Schedule A to the Amended and Restated Transfer Agency Agreement – Incorporated by reference to Exhibit (h)(11) to the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2013.

	(xi)	Expense Limitation Agreement relating to the Marsico Focus Fund, the Marsico Growth Fund, the Marsico International Opportunities Fund, the Marsico 21st Century Fund, the Marsico Flexible Capital Fund and the Marsico Global Fund - Incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on January 30, 2018.

	(xii)	Expense Limitation Agreement relating to the Marsico Global Fund – Incorporated by reference to Exhibit (13)(xii) to the Registrant’s Registration Statement on Form N-14 (File No. 333-225357) filed with the Securities and Exchange Commission on June 1, 2018.

	(xiii)	Master Accounting Services Agreement - Incorporated by reference to Exhibit (h)(11) to the Post Effective Amendment No. 20 of the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on June 25, 2007.

	(xiv)	Amended Appendix A to the Master Accounting Services Agreement - Incorporated by reference to Exhibit (h)(13) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-36975 and 811-08397) filed with the Securities and Exchange Commission on December 28, 2010.

(14)	Other opinions - Consent of Independent Registered Public Accounting Firm – Incorporated by reference to Exhibit (14) to the Registrant’s Registration Statement on Form N-14 (File No. 333-225357) filed with the Securities and Exchange Commission on June 29, 2018.

(15)	Omitted financial statements – not applicable.

(16)	Powers of Attorney

	(i)	Power of Attorney for Neil L. Gloude – Incorporated by reference to Exhibit (16) to the Registrant’s Registration Statement on Form N-14 (File No. 333-225357) filed with the Securities and Exchange Commission on June 29, 2018.

	(ii)	Powers of Attorney for Thomas F. Marsico, Christopher J. Marsico, Michael D. Rierson, Joseph T. Willett, Jay S. Goodgold and Elizabeth Hoffman – Incorporated by reference to Exhibit (16) to the Registrant's Registration Statement on Form N-14 (File No. 333-225357) filed with the Securities and Exchange Commission on June 1, 2018.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements under Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 and this Amendment has been signed on behalf of the Registrant, in the City of Denver, and State of Colorado, on the 14th day of August, 2018.

THE MARSICO INVESTMENT FUND

By:	/s/ Thomas F. Marsico
Thomas F. Marsico President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities indicated on the 14th day of August, 2018.

SIGNATURE	TITLE	DATE

/s/ Thomas F. Marsico	Trustee, President and Chief Executive Officer	August 14, 2018
Thomas F. Marsico*

/s/ Christopher J. Marsico	Trustee, Executive Vice President and Chief Operating Officer (Principal Executive Officer)	August 14, 2018
Christopher J. Marsico*
/s/ Neil L. Gloude	Vice President, Secretary and Treasurer (Principal Financial Officer and Principal Accounting Officer)	August 14, 2018
Neil L. Gloude*
/s/ Michael D. Rierson	Trustee	August 14, 2018
Michael D. Rierson*

/s/ Joseph T. Willett	Trustee	August 14, 2018
Joseph T. Willet*

/s/ Jay S. Goodgold	Trustee	August 14, 2018
Jay S. Goodgold*

/s/ Elizabeth Hoffman	Trustees	August 14, 2018
Elizabeth Hoffman*

* By:	/s/ Anthony H. Zacharski
Anthony H. Zacharski As ATTORNEY-IN-FACT

*	Pursuant to powers of attorney previously filed with the SEC on June 1, 2018 and June 29, 2018.

Exhibit List

Exhibit No.	Description of Exhibit
12	Opinion and Consent of Dechert LLP regarding tax matters